Stock-Based Compensation - Summary of Espp Share Activity (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Available for future purchases, end of period		2,797,768
2009 Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Available for future purchases, beginning of period	327,689	358,950
Additional shares reserved under 2009 ESPP	80,209	78,963
Purchases	(29,590)	(110,224)
Available for future purchases, end of period	378,308	327,689